Notes Payable and Line of Credit (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Notes Payable And Line Of Credit 1	10.00%
Notes Payable And Line Of Credit 2	$ 225,000
Notes Payable And Line Of Credit 3	75,000
Notes Payable And Line Of Credit 4	1,837,000
Notes Payable And Line Of Credit 5	190,500
Notes Payable And Line Of Credit 6	3,863
Notes Payable And Line Of Credit 7	142,857
Notes Payable And Line Of Credit 8	$ 0.70
Notes Payable And Line Of Credit 9	100,000
Notes Payable And Line Of Credit 10	2,000,000
Notes Payable And Line Of Credit 11	10.00%
Notes Payable And Line Of Credit 12	18.00%
Notes Payable And Line Of Credit 13	13,477
Notes Payable And Line Of Credit 14	275,000
Notes Payable And Line Of Credit 15	225,000
Notes Payable And Line Of Credit 16	50,000
Notes Payable And Line Of Credit 17	161,453
Notes Payable And Line Of Credit 18	117,410
Notes Payable And Line Of Credit 19	113,547
Notes Payable And Line Of Credit 20	3,863
Notes Payable And Line Of Credit 21	10,000
Notes Payable And Line Of Credit 22	20.00%
Notes Payable And Line Of Credit 23	$ 0.70
Notes Payable And Line Of Credit 24	10,000
Notes Payable And Line Of Credit 25	1,994
Notes Payable And Line Of Credit 26	500,000
Notes Payable And Line Of Credit 27	12.00%
Notes Payable And Line Of Credit 28	1,111,111
Notes Payable And Line Of Credit 29	$ 0.45
Notes Payable And Line Of Credit 30	$ 500,000